Components of Accumulated Other Comprehensive Income Before Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 106.6	$ 45.6
Prior service (credit) cost	(1.9)	(2.9)
Total accumulated other comprehensive income recognized in the balance sheet	104.7	42.7	132.7
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	53.8	29.9
Prior service (credit) cost	2.6	2.2
Total accumulated other comprehensive income recognized in the balance sheet	56.4	32.1	35.6
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(0.7)	(2.4)
Prior service (credit) cost	(17.3)	(0.2)
Total accumulated other comprehensive income recognized in the balance sheet	(18.0)	(2.6)
Non-U.S. Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(1.7)	(1.8)
Prior service (credit) cost	0	0
Total accumulated other comprehensive income recognized in the balance sheet	$ (1.7)	$ (1.8)